Retirement-Related Benefits - Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Change in plan assets
Future participant compensation increases	$ 0
Pension Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	14,219	$ 21,235
Service cost	352	394	$ 0
Interest cost	748	911	1,090
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	316	(589)
Benefits paid from trust	(749)	(1,432)
Direct benefit payments	(120)	(122)
Foreign exchange impact	0	0
Amendments / curtailments / settlements / other	(306)	(6,178)
Benefit obligation, balance at end of period	14,460	14,219	21,235
Change in plan assets
Fair value of plan assets, balance at beginning of period	17,591	24,437
Actual return on plan assets	1,536	764
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(749)	(1,432)
Foreign exchange impact	0	0
Amendments / curtailments / settlements / other	(306)	(6,178)
Fair value of plan assets, balance at end of period	18,073	17,591	24,437
Funded Status	3,613	3,373
Accumulated benefit obligation	14,460	14,219
Pension Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	28,490	33,479
Service cost	174	170	177
Interest cost	1,070	1,077	1,170
Plan participants' contributions	19	17
Acquisitions/divestitures, net	3	7
Actuarial losses/(gains)	(644)	(1,076)
Benefits paid from trust	(1,656)	(1,635)
Direct benefit payments	(442)	(422)
Foreign exchange impact	3,031	(1,850)
Amendments / curtailments / settlements / other	(173)	(1,277)
Benefit obligation, balance at end of period	29,872	28,490	33,479
Change in plan assets
Fair value of plan assets, balance at beginning of period	25,205	29,059
Actual return on plan assets	645	499
Employer contributions	40	67
Acquisitions/divestitures, net	2	4
Plan participants' contributions	19	17
Benefits paid from trust	(1,656)	(1,635)
Foreign exchange impact	2,654	(1,530)
Amendments / curtailments / settlements / other	(175)	(1,277)
Fair value of plan assets, balance at end of period	26,733	25,205	29,059
Funded Status	(3,139)	(3,286)
Accumulated benefit obligation	29,540	28,187
Other Postretirement Benefits Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	2,257	2,233
Service cost	2	2	4
Interest cost	114	106	117
Plan participants' contributions	33	33
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	61	116
Benefits paid from trust	(239)	(233)
Direct benefit payments	(3)	(2)
Foreign exchange impact	0	0
Amendments / curtailments / settlements / other	0	0
Benefit obligation, balance at end of period	2,224	2,257	2,233
Change in plan assets
Fair value of plan assets, balance at beginning of period	6	10
Actual return on plan assets	1	0
Employer contributions	204	194
Acquisitions/divestitures, net	0	0
Plan participants' contributions	33	33
Benefits paid from trust	(239)	(233)
Foreign exchange impact	0	0
Amendments / curtailments / settlements / other	0	2
Fair value of plan assets, balance at end of period	5	6	10
Funded Status	(2,219)	(2,251)
Other Postretirement Benefits Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	507	586
Service cost	2	2	2
Interest cost	42	41	39
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	1	0
Benefits paid from trust	(8)	(4)
Direct benefit payments	(34)	(32)
Foreign exchange impact	36	(85)
Amendments / curtailments / settlements / other	0	(1)
Benefit obligation, balance at end of period	547	507	586
Change in plan assets
Fair value of plan assets, balance at beginning of period	14	23
Actual return on plan assets	1	1
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(8)	(4)
Foreign exchange impact	2	(5)
Amendments / curtailments / settlements / other	0	0
Fair value of plan assets, balance at end of period	9	14	$ 23
Funded Status	$ (538)	$ (493)